FIRST AMERICAN INVESTMENT FUNDS, INC.
FIRST AMERICAN STRATEGY FUNDS, INC.
Supplement dated August 2, 2010
This information supplements the Prospectuses and Statements of Additional Information of the following Funds.
California Tax Free Fund
Colorado Tax Free Fund
Core Bond Fund
High Income Bond Fund
Inflation Protected Securities Fund
Intermediate Government Bond Fund
Intermediate Tax Free Fund
Intermediate Term Bond Fund
Minnesota Intermediate Tax Free Fund
Minnesota Tax Free Fund
Missouri Tax Free Fund
Nebraska Tax Free Fund
Ohio Tax Free Fund
Oregon Intermediate Tax Free Fund
Short Tax Free Fund
Short Term Bond Fund
Tax Free Fund
Total Return Bond Fund
Supplement to the Prospectuses and Statement of Additional Information dated October 28, 2009
Strategy Aggressive Growth Allocation Fund
Strategy Balanced Allocation Fund
Strategy Conservative Allocation Fund
Strategy Growth Allocation Fund
Supplement to the Prospectus and Statement of Additional Information dated December 11, 2009
Tactical Market Opportunities Fund
Supplement to the Prospectus and Statement of Additional Information dated December 30, 2009
Equity Income Fund
Equity Index Fund
Global Infrastructure Fund
International Fund
International Select Fund
Large Cap Growth Opportunities Fund
Large Cap Select Fund
Large Cap Value Fund
Mid Cap Growth Opportunities Fund
Mid Cap Index Fund
Mid Cap Select Fund
Mid Cap Value Fund
Quantitative Large Cap Core Fund
Real Estate Securities Fund
Small Cap Growth Opportunities Fund
Small Cap Index Fund
Small Cap Select Fund
Small Cap Value Fund
Supplement to the Summary Prospectuses, Prospectuses and Statement of Additional Information dated February 26, 2010
(Each a “Fund” and together the “Funds”)
On July 28, 2010, U.S. Bancorp, the indirect parent company of FAF Advisors, Inc. (the “Advisor”), entered into an agreement to sell a portion of the Advisor’s asset management business to Nuveen Investments, Inc. (the “Purchaser”). Included in the sale will be that part of the Advisor’s asset management business that advises the Funds. The sale is subject to the satisfaction of customary conditions, and is currently expected to close by the end of the year.
Under the Investment Company Act of 1940, the closing of the transaction will cause each Fund’s current investment advisory agreement with the Advisor to terminate. In connection with the transaction, the Funds’ Board of Directors will be asked to consider and approve new investment advisory agreements for the Funds with Nuveen Asset Management, a subsidiary of the Purchaser. If approved by the Board of
FAIF/FASF

Directors, each Fund’s new investment advisory agreement will be submitted to the Fund’s shareholders for their approval and, if approved, will take effect upon the closing of the transaction (or such later time as shareholder approval is obtained). The Funds’ Board of Directors also will be asked to consider and approve new distribution agreements with Nuveen Investments, LLC. There will be no change in the Funds’ investment objectives or policies as a result of the transaction.
FAIF/FASF